INCOME TAXES - Components of tax OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred income taxes attributed to:
Financial instruments designated as cash flow hedges	$ (60)	$ 7	$ 13
Other	(14)	(7)	(3)
Revaluation surplus
Origination and reversal of temporary differences	(679)	(882)	(828)
Relating to changes in tax rates / imposition of new tax laws	34	(162)	0
Total deferred income taxes	$ (719)	$ (1,044)	$ (818)